Standards Issued but not yet effective	6 Months Ended
Jun. 30, 2019
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Standards issued but not yet effective
Standards issued but not yet effective

A number of new standards, amendments to standards and interpretations are not yet effective for the year ended 31 December 2019, and have not been applied in preparing these condensed consolidated financial statements.

Amendment to IFRS 3 Business Combinations, issued on 22 October 2018, provides more guidance on the definition of a business. The amendment includes an election to use a concentration test. This is a simplified assessment that will result in an asset acquisition if substantially all of the fair value of the gross assets is concentrated in a single identifiable asset or a group of similar identifiable assets. If one does not apply the concentration test, or the test is failed, then the assessment focuses on the existence of substantive process.

The amendment applies to businesses acquired in annual periods beginning on or after 1 January 2020 with earlier application permitted.

Amendments to IAS 1 and IAS 8: Definition of Material was issued on 31 October 2018 clarifying the definition of ‘Material’ and aligning the definition of ‘material’ across the standards. The new definition states that “information is considered material, if omitting, misstating or obscuring it could reasonably be expected to influence decisions that primarily users of general purpose financial statements make on the basis of those financial statements, which provide information about a specific reporting entity”. The amendments clarify that materiality will depend on the nature or magnitude of information. The amendments are effective prospectively for annual periods beginning on or after 1 January 2020 with earlier application permitted.

On 29 March 2018, the IASB has issued Amendments to References to the Conceptual Framework in IFRS Standards (Amendments to CF). The Conceptual Framework sets out the fundamental concepts of financial reporting that guides the Board in developing IFRS Standards. It helps to ensure that the Standards are conceptually consistent and that similar transactions are treated the same way, providing useful information for investors and others. The Conceptual Framework also assists companies in developing accounting policies when no IFRS Standard applies to a particular transaction; and it helps stakeholders to understand the Standards better. Key changes include:

•	Increasing the prominence of stewardship in the objective of financial reporting, which is to provide information that is useful in making resource allocation decisions.

•	Reinstating prudence, defined as the exercise of caution when making judgements under conditions of uncertainty, as a component of neutrality.

•	Defining a reporting entity, which might be a legal entity or a portion of a legal entity.

•	Revising the definition of an asset as a present economic resource controlled by the entity as a result of past events.

•	Revising the definition of a liability as a present obligation of the entity to transfer an economic resource as a result of past events.

•	Removing the probability threshold for recognition, and adding guidance on derecognition.

•	Adding guidance on the information provided by different measurement bases, and explaining factors to consider when selecting a measurement basis.

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Stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where the relevance or faithful representation of the financial statements would be enhanced.

The amendments are effective for annual periods beginning on or after 1 January 2020, whereas the Board will start using the revised Conceptual Framework immediately.